Prepaid Expenses and Other Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025
Prepaid Expenses and Other Assets, Net [Line Items]
Income tax receivable	$ 1,521,706
Advance payment	7,000,000
Third-party Warehouse and Logistics [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Other receivables	1,500,000	$ 1,500,000
Service Provider [Member]
Prepaid Expenses and Other Assets, Net [Line Items]
Allowance for credit loss	$ 14,841	$ 15,070